                     [REPRESENTATION OF GRAPHIC IMAGE]

                                 NAVELLIER

                              MILLENNIUM FUNDS
                              TOP 20 PORTFOLIO
                          ALL CAP GROWTH PORTFOLIO
                       INTERNATIONAL GROWTH PORTFOLIO
                         LARGE CAP GROWTH PORTFOLIO


                               ANNUAL REPORT

                             DECEMBER 31, 2000

                                                ANNUAL REPORT, December 31, 2000
                                                      NAVELLIER MILLENNIUM FUNDS

                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8670

--------------------------------------------------------------------------------

Dear Shareholder:

    The year 2000 was one of the most volatile and ultimately one of the most painful years in the history of the U.S. stock markets. The year started out with a bang. In the first three months of 2000, we saw the NASDAQ Composite** add over 12% to its 1999 return of over 85%. The U.S. economy was firing on all cylinders and it appeared that tech stocks and the entire market were going to repeat their tremendous performance of 1999. Unfortunately, the euphoria soon ended and investors could not sell fast enough. Historically high interest rates, rapid deceleration in corporate earnings and the collapse of the "Dot Com" world, all helped to bring investors back to reality. As a result of this awakening, the NASDAQ Composite** suffered three down quarters and ended the year with the worst loss in its history, down 38.83%. Additionally, the Russell 3000 Growth** was down 22.42%, while the Russell 3000 Value** actually posted a positive return of 8.04%, indicative of nervous investors seeking safety in value issues. As the year ended, many stocks continued to be dragged down as a significant number of the flagship tech stocks reported disappointing earnings, inflation fears remained in place and the conclusion to the election debacle failed to assuage investor anxiety as well. Performance numbers for

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

        TOP 20      TOP 20
       PORTFOLIO  PORTFOLIO*  RUSSELL 3000
9/98     $10,000     $10,000       $10,000
10/98    $10,310      $9,800       $10,759
11/98    $11,110     $10,560       $11,417
12/98    $12,550     $11,929       $12,143
1/99     $14,310     $13,602       $12,555
2/99     $13,290     $12,632       $12,111
3/99     $14,570     $13,849       $12,555
4/99     $15,280     $14,524       $13,122
5/99     $14,470     $13,754       $12,872
6/99     $16,960     $16,120       $13,523
7/99     $16,710     $15,883       $13,113
8/99     $17,390     $16,529       $12,964
9/99     $16,560     $15,740       $12,632
10/99    $17,530     $16,662       $13,425
11/99    $18,490     $17,575       $13,800
12/99    $22,077     $20,984       $14,681
1/00     $22,266     $21,164       $14,105
2/00     $31,082     $29,543       $14,236
3/00     $26,690     $25,369       $15,351
4/00     $24,910     $23,677       $14,810
5/00     $21,108     $20,063       $14,394
6/00     $25,679     $24,408       $14,821
7/00     $23,140     $21,995       $14,559
8/00     $28,070     $26,680       $15,638
9/00     $27,838     $26,460       $14,930
10/00    $24,046     $22,856       $14,718
11/00    $18,843     $17,910       $13,361
12/00    $20,300     $19,295       $13,586

                                        TOP 20 PORTFOLIO
TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000          PORTFOLIO   PORTFOLIO*   RUSSELL 3000
-------------------------------------------------          ---------   ----------   ------------
One Year                                                    (8.05)%     (12.60)%       (7.46)%
Annualized Since Inception+                                  36.89%       33.84%        14.56%
Value of a $10,000 investment over Life of Portfolio+      $20,300      $19,295       $13,586
*Adjusted for maximum load of 4.95%
+Inception September 30, 1998

thousands of mutual funds came as a rude awakening to those investors accustomed to annual returns of 20% or more. We launched three new funds in the third quarter of 2000: All Cap Growth Portfolio, Large Cap Growth Portfolio and the International Growth Portfolio. Our timing for starting the new funds was less than spectacular; the funds came out at the second highest peak of the year for the NASDAQ** and virtually all the major indices. The result of this inauspicious start date, just before the year end decline, was that it served to magnify the negative performance of the new funds. Although many investors may be disheartened by last year's performance, we want to reassure all investors that you are in good hands investing in our funds, because the secret to LONG-TERM success is investing in fundamentally superior stocks. At Navellier, we do extensive research on over 11,000 stocks in order to uncover an average of 30 to 35 of the best stocks to purchase for the individual portfolios.

    Most recently, the stock market is still benefiting from falling interest rates. However, in the interim, the stock market's focus will likely shift to corporate earnings. The consensus from the analyst community is that fourth quarter earnings will be up between 6% to 9% annually, compared to the same quarter one year earlier. The average stock in our portfolios could fare much better and continue to post annual earnings gains in excess of 100%. During the past four quarters, the average stock in the portfolios continues to post above average sales growth and earnings growth due to robust profit margin expansion. In fact, much of the earnings growth and earnings surprises that the stocks in the portfolios generate are attributable to profit margin expansion. Additionally, the portfolios are filled with "niche" companies with fat operating margins that dominate their respective businesses and have been less impacted by the broad economic slowdown.

    A skeptical investor might point out that past sales and earnings growth is irrelevant if a company warns Wall Street that its future sales and earnings growth are slowing down with the overall U.S. economy. The earnings warnings from many of the Nifty Fifty*** stocks that dominate the S&P 500** have had devastating consequences during the past few months. We have to admit that even though most of the stocks in the portfolios have been immune to these ominous earnings warnings, a few stocks in the portfolios fell victim in December to earnings warnings. However, overall, the analyst community remains very positive on the stocks in the portfolios and continues to revise its consensus earnings estimates higher for many of our stocks. Such positive analyst earnings upgrades are a very good omen.

    The harshest winter in more than a decade is a huge boom for all the energy-related stocks in the portfolios. As the Northeast and Midwest suffer from a near record snow pack, the folks in California continue suffering from soaring utility prices. The major utilities in California are near bankruptcy, due to the fact that they have been purchasing electricity significantly above the rates that the California Public Utility Commission (PUC) approved.

    The sputtering U.S. economy has many people concerned. There is no doubt that the first priority of the new Bush administration will be to get Congress to agree to a tax cut to stimulate the U.S. economy. Since both Democratic and Republican Congressional leaders are openly discussing tax cuts, we suspect that a revised tax reform package for the year 2001 will be passed by March in an attempt to stimulate the U.S. economy and prevent a recession.

    The debate about tax reform will eventually interfere with how much the Federal Reserve Board will cut key interest rates over the next several months. Fortunately, President Bush has appointed one of Federal Reserve Board Chairman Greenspan's friends as Treasury Secretary, so hopefully the proposed tax cuts will be coordinated and possibly endorsed by Alan Greenspan. Overall, between the Federal Reserve Board and the leaders in Congress, we suspect that a recession will be avoided and the U.S. economy will perk up in the next few months.

    In summary, historically the best time to invest in the stock market has been whenever the Federal Reserve Board begins to cut interest rates and the U.S. economy emerges out of a recession. Although we are expecting that many of our favorite stocks in the portfolios will be characterized by positive analyst earnings estimate changes, we are less optimistic on the earnings outlook for the overall stock market. The big problem looming for the stock market is that many of the large capitalization stocks that dominate the S&P 500** continue to be characterized by extremely weak earnings. Despite the deterioration in large cap stocks, we strongly believe that our Large Cap Growth portfolio should outperform the S&P 500, by only buying those stocks that have passed our rigorous quantitative and fundamental screening process. This is also the time of year that small capitalization stocks often surge for seasonal reasons now that tax-loss selling season is over and trading volume typically rises in the beginning of the year. Good stock selection remains crucial, because we still anticipate that 90% of the money flowing into the stock market will chase less than 10% of the stocks. However, our goal is to select stocks in the portfolios that are fundamentally superior to the overall stock market in order to capture sustained annual earnings growth, despite the broad economic slowdown. Overall, much of the risk associated with our favorite stocks in the portfolios was depleted when the NASDAQ** market retested its lows in December.

    Always feel free to contact us if you have any questions or if we can help you in any way. You may call us at 1.800.887.8670 or visit our web site at www.navellier.com, where we invite you to take advantage of our complimentary weekly market commentary service, "Marketmail".

Sincerely,

/s/ Louis G. Navellier
LOUIS G. NAVELLIER

THIS MATERIAL HAS BEEN PRECEDED BY A NAVELLIER MILLENNIUM FUNDS PROSPECTUS.

THE PRECEDING CHARTS AND PERFORMANCE NUMBERS ASSUME REINVESTMENT OF ALL DISTRIBUTIONS AND MAXIMUM SALES LOAD.

PLEASE BE AWARE THAT PAST PERFORMANCE IS NO INDICATION OF FUTURE PERFORMANCE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST.

**Indices:

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 is an unmanaged index consisting of 500 large cap stocks. It is considered representative of the stock market as a whole.

The Nasdaq Composite Index includes more than 5,500 companies. The market-value-weighted index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market.

THESE INDICES ARE CONSIDERED REPRESENTATIVE OF PERTINENT MARKET SECTORS IN GENERAL. NONE ARE INVESTMENT PRODUCTS AVAILABLE FOR SALE.

***Nifty Fifty refers to the 50 large stocks most favored by institutional holders. Firms in the Nifty Fifty tend to be well established and usually have strong sustained earnings growth. The membership is constantly changing.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000
TOP 20 PORTFOLIO

------------------------------------------------------------------------------
                                                                  MARKET VALUE
         SHARES                                                       (NOTE 1)
------------------------------------------------------------------------------
COMMON STOCKS -- 96.4%
APPAREL -- 4.5%
         58,000  Christopher & Banks Corp.*                    $     1,634,875
                                                               ---------------
BIOTECHNOLOGY AND DRUGS -- 15.0%
         55,000  IVAX Corp.*                                         2,106,500
         13,000  Forest Laboratories, Inc.*                          1,727,375
         23,500  Vertex Pharmaceuticals, Inc.*                       1,680,250
                                                               ---------------
                                                                     5,514,125
                                                               ---------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 10.0%
         30,600  BEA Systems, Inc.*                                  2,059,762
         12,000  Check Point Software Technologies Ltd. *            1,602,750
                                                               ---------------
                                                                     3,662,512
                                                               ---------------
ELECTRONIC COMPONENTS/EQUIPMENT -- 5.4%
         47,000  Merix Corp.*                                          628,625
         34,600  Power-One, Inc.*                                    1,360,213
                                                               ---------------
                                                                     1,988,838
                                                               ---------------
MANUFACTURING -- 11.3%
         50,000  Applied Films Corp.*                                1,021,875
         53,000  Direct Focus, Inc.*                                 1,778,812
        100,000  Oakley Inc.*                                        1,350,000
                                                               ---------------
                                                                     4,150,687
                                                               ---------------
MEDICAL EQUIPMENT AND SUPPLIES -- 6.7%
         63,200  Inverness Medical Technology, Inc.*                 2,460,850
                                                               ---------------
OIL AND GAS SERVICES- 20.3%
         28,200  Anadarko Petrolium Corp.                            2,004,456
         45,600  ClaytonWilliams Energy, Inc.*                       1,231,200
         85,000  Patina Oil & Gas Corp.                              2,040,000
         61,500  Prima Energy Corp.*                                 2,152,500
                                                               ---------------
                                                                     7,428,156
                                                               ---------------
SEMICONDUCTORS AND RELATED -- 9.8%
         48,000  Applied Micro Circuits Corp.*                       3,602,251
                                                               ---------------
TELECOMMUNICATIONS EQUIPMENT -- 6.3%
         19,000  Newport Corp.                                       1,493,579
         22,000  Tollgrade
                   Telecommunications, Inc.*                           803,000
                                                               ---------------
                                                                     2,296,579
                                                               ---------------
UTILITIES -- 7.1%
         58,000  Calpine Corp.*                                      2,613,625
                                                               ---------------
TOTAL COMMON STOCK
 (COST $34,778,275)                                                 35,352,498
                                                               ---------------

------------------------------------------------------------------------------
        SHARES/                                                   MARKET VALUE
      PAR VALUE                                                       (NOTE 1)
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS -- 4.5%
MONEY MARKET FUNDS -- 0.01%
       4,745     Fund for Government Investors                 $         4,745
                                                               ---------------
GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
  $1,660,000     FHLB Discount Notes 4.75% due 1/2/01                1,659,124
                                                               ---------------
TOTAL SHORT TERM INVESTMENTS
 (COST $1,663,869)                                                   1,663,869
                                                               ---------------
TOTAL INVESTMENTS -- 100.9%
  (COST $36,442,144)                                                37,016,367

Liabilities in Excess of Other Assets -- (0.9%)
                                                                      (327,626)
                                                               ---------------
NET ASSETS -- 100.0%                                           $    36,688,741
                                                               ===============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                                             $    26,712,939
    Class B Shares                                                   6,686,284
    Class C Shares                                                   4,152,807
  Accumulated Net Realized Loss on Investments
                                                                    (1,437,512)
  Net Unrealized Appreciation of Investments
                                                                       574,223
                                                               ---------------
NET ASSETS                                                     $    36,688,741
                                                               ===============
  CLASS A                                                      $    28,737,196
                                                               ===============
  CLASS B                                                      $     4,921,967
                                                               ===============
  CLASS C                                                      $     3,029,578
                                                               ===============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 1,680,103 Shares Outstanding)
                                                                        $17.10
                                                               ===============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $17.10)
                                                                        $17.99
                                                               ===============
  CLASS B SHARES
    (Based on 290,630 Shares Outstanding)
                                                                        $16.94
                                                               ===============
  CLASS C SHARES
    (Based on 178,728 Shares Outstanding)
                                                                        $16.95
                                                               ===============

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000
ALL CAP GROWTH PORTFOLIO

-----------------------------------------------------------------------------
                                                                 MARKET VALUE
         SHARES                                                      (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS -- 76.3%
BIOTECHNOLOGY AND DRUGS -- 14.0%
        1,300    Abgenix, Inc.*                                $       76,781
          800    Aurora Biosciences Corp.*                             25,150
        2,300    IVAX Corp.*                                           88,090
        1,350    Protein Design Labs, Inc.*                           117,281
        2,730    Techne Corp.*                                         98,451
        1,100    Teva Pharmaceuticals Industries Ltd.                  80,575
        1,400    Vertex Pharmaceuticals, Inc.*                        100,100
                                                               --------------
                                                                      586,428
                                                               --------------
BUSINESS SERVICES -- 0.5%
          725    Plexus Corp.*                                         22,033
                                                               --------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 13.6%
        2,440    Emulex Corp.*                                        195,048
        1,550    Macrovision Corp.*                                   114,724
          730    Newport Corp.                                         57,385
        2,350    Powerwave Technologies, Inc.*                        137,475
        1,500    Scientific-Atlanta, Inc.                              48,844
          400    Tollgrade Telecommunications, Inc.*                   14,600
                                                               --------------
                                                                      568,076
                                                               --------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 14.9%
        3,250    Adobe Systems Inc.                                   189,109
        2,200    i2 Technologies, Inc.*                               119,625
        1,350    Mentor Graphics Corp.*                                37,041
        1,650    Mercury Interactive Corp.*                           148,913
        1,200    NVIDIA Corp.*                                         39,319
        1,880    SunGard Data Systems, Inc.*                           88,595
                                                               --------------
                                                                      622,602
                                                               --------------
ELECTRONIC COMPONENTS/EQUIPMENT -- 4.0%
          900    C&D Technologies, Inc.                                38,869
        2,700    Power-One, Inc.*                                     106,144
          530    Technitrol, Inc.                                      21,796
                                                               --------------
                                                                      166,809
                                                               --------------
HEALTHCARE -- 4.2%
          590    Trigon Healthcare, Inc.*                              45,909
          400    Universal Health Services*                            44,700
          730    Wellpoint Health Networks, Inc.*                      84,132
                                                               --------------
                                                                      174,741
                                                               --------------
MEDICAL SPECIALTIES -- 10.3%
          560    Cerner Corp.*                                         25,900
          800    Quest Diagnostics, Inc.*                             113,600
          460    Laboratory Corp. of America Holdings*                 80,960
          560    Professional Detailing, Inc.*                         59,229
          800    PerkinElmer, Inc.                                     84,000
        2,250    Respironics, Inc.*                                    64,125
                                                               --------------
                                                                      427,814
                                                               --------------

-----------------------------------------------------------------------------
                                                                 MARKET VALUE
         SHARES                                                      (NOTE 1)
-----------------------------------------------------------------------------

OIL AND GAS SERVICES -- 6.4%
        2,350    BJ Services Company*                          $      161,856
        1,800    Nabors Industries, Inc.*                             106,470
                                                               --------------
                                                                      268,326
                                                               --------------
RETAIL -- 1.3%
        1,250    Brinker International, Inc.*                          52,813
                                                               --------------
SEMICONDUCTORS AND RELATED -- 7.1%
        3,250    Applied Micro Circuits Corp.*                        243,902
        1,750    International Rectifier Corp.*                        52,500
                                                               --------------
                                                                      296,402
                                                               --------------
TOTAL COMMON STOCK
 (COST $3,343,517)                                                  3,186,044
                                                               --------------
MONEY MARKETS -- 22.7%
      945,345    Fund for Government Investors
                   (Cost $945,345)                                    945,345
                                                               --------------
TOTAL INVESTMENTS -- 99.0%
 (COST $4,288,862)                                             $    4,131,389
Other Assets less Liabilities -- 1.0%                                  41,699
                                                               --------------
NET ASSETS -- 100.0%                                           $    4,173,088
                                                               ==============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                                             $    2,276,887
    Class B Shares                                                  1,035,510
    Class C Shares                                                  1,141,880
  Accumulated Net Realized Loss on Investments
                                                                     (123,716)
  Net Unrealized Depreciation of Investments
                                                                     (157,473)
                                                               --------------
NET ASSETS                                                     $    4,173,088
                                                               ==============
  CLASS A                                                      $    2,173,701
                                                               ==============
  CLASS B                                                      $      966,948
                                                               ==============
  CLASS C                                                      $    1,032,439
                                                               ==============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 265,862 Shares Outstanding)
                                                                        $8.18
                                                               ==============
  CLASS A OFFERING PRINCE PER SHARE
    (100/95.05 of $8.18)
                                                                        $8.61
                                                               ==============
  CLASS B SHARES
    (Based on 118,819 Shares Outstanding)
                                                                        $8.14
                                                               ==============
  CLASS C SHARES
    (Based on 126,572 Shares Outstanding)
                                                                        $8.16
                                                               ==============

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000
INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 96.1%
AUTO AND TRUCK MANUFACTURERS -- 1.7%
          70     Brilliance China Automotive Holdings
                   Ltd. ADR (HONG KONG)                        $      1,837
                                                               ------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 12.0%
          50     Business Objects S.A. ADR* (FRANCE)                  2,831
         110     Formula Systems (1985) Ltd. ADR*
                   (ISRAEL)                                           3,224
         520     Gentia Software PLC ADR* (UNITED
                   KINGDOM)                                             325
          10     Infosys Technologies Ltd. ADR (INDIA)                  922
          30     IONA Technologies PLC ADR* (IRELAND)                 2,010
         140     Logitech International S.A. ADR*
                   (SWITZERLAND)                                      3,395
                                                               ------------
                                                                     12,707
                                                               ------------
BIOTECHNOLOGY AND DRUGS -- 12.4%
         100     Elan Corp. PLC ADR* (IRELAND)                        4,681
          62     Galen Holdings PLC ADR (IRELAND)                     2,992
          20     Novo Nordisk A/S ADR (DENMARK)                       1,770
          50     Teva Pharmaceutical Industries Ltd.
                   (ISRAEL)                                           3,663
                                                               ------------
                                                                     13,106
                                                               ------------
ELECTRONIC COMPONENTS AND
 EQUIPMENT -- 16.5%
          40     Kyocera Corp. ADR (JAPAN)                            4,248
         100     Matsushita Electric Industrial Co., Ltd.
                   (JAPAN)                                            2,338
         330     SAES Getters SPA ADR (ITALY)                         2,888
         200     Pioneer Corp. ADR (JAPAN)                            5,213
          40     Sony Corp. (JAPAN)                                   2,790
                                                               ------------
                                                                     17,477
                                                               ------------
FINANCIAL SERVICES -- 13.1%
         125     Amvescap PLC ADR (UNITED KINGDOM)                    5,438
          40     HSBC Holdings PLC ADR (UNITED KINGDOM)               2,944
          50     ING Groep N.V. ADR (NETHERLANDS)                     4,006
         200     London Pacific Group Ltd. ADR (UNITED
                   KINGDOM)                                           1,512
                                                               ------------
                                                                     13,900
                                                               ------------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------

MEDIA/BROADCASTING -- 0.8%
         100     Grupo Radio Centro S.A. de C.V. ADR
                   (MEXICO)                                    $        787
                                                               ------------
OIL AND GAS SERVICES -- 15.5%
         100     Fletcher Challenge Energy ADR (NEW
                   ZEALAND)                                           3,706
         110     Shell Transport & Trading Company ADR
                   (UNITED KINGDOM)                                   5,431
         400     Tubos de Acero de Mexico S.A. ADR
                   (MEXICO)                                           5,720
         220     AO Tatneft ADR (RUSSIA)                              1,554
                                                               ------------
                                                                     16,411
                                                               ------------
SEMICONDUCTORS AND RELATED -- 10.6%
         100     ARM Holdings PLC ADR* (UNITED KINGDOM)               2,256
         330     ASM International N.V. ADR*
                   (NETHERLANDS)                                      3,073
         120     STMicroelectronics N.V. ADR
                   (SWITZERLAND)                                      5,138
          45     Taiwan Semiconductor Manufacturing
                   Company Ltd.* (TAIWAN)                               776
                                                               ------------
                                                                     11,243
                                                               ------------
TELECOMMUNICATIONS AND
 EQUIPMENT -- 9.9%
          20     Alcatel SA ADR (FRANCE)                              1,119
          90     NICE Systems Ltd.* (ISRAEL)                          1,806
          70     Nokia Oyj (FINLAND)                                  3,045
          20     Telecom Italia SPA ADR (ITALY)                       2,206
          50     Telefonos de Mexico S.A. de C.V. ADR
                   (MEXICO)                                           2,256
                                                               ------------
                                                                     10,432
                                                               ------------
UTILITIES -- 3.6%
         200     Huaneng Power International, Inc. ADR
                   (CHINA)                                            3,775
                                                               ------------
TOTAL COMMON STOCKS
 (COST $128,494)                                                    101,675
                                                               ------------

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000 (CONTINUED)
INTERNATIONAL GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
MONEY MARKET FUNDS -- 3.9%
       4,176     Fund for Government Investors
                   (Cost $4,176)                               $      4,176
                                                               ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $132,670)                                                    105,851

Liabilities in Excess of Other Assets -- (0.04)%
                                                                        (49)
                                                               ------------
NET ASSETS -- 100.0%                                           $    105,802
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                                             $    121,638
    Class B Shares                                                   19,975
  Accumulated Net Realized Loss on Investments
                                                                     (8,992)
  Net Unrealized Depreciation of Investments
                                                                    (26,819)
                                                               ------------
NET ASSETS                                                     $    105,802
                                                               ============
  CLASS A                                                      $     88,667
                                                               ============
  CLASS B                                                      $     17,135
                                                               ============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 12,445 Shares Outstanding)
                                                                     $17.12
                                                               ============
  CLASS A OFFERING PRICE PER SHARE
    (100/95.05 of $7.12)                                              $7.49
                                                               ============
  CLASS B SHARES
    (Based on 2,407 Shares Outstanding)
                                                                      $7.12
                                                               ============

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF NET ASSETS
DECEMBER 31, 2000
LARGE CAP GROWTH PORTFOLIO

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS -- 83.0%
FINANCIAL SERVICES -- 2.1%
          200    The Boeing Co.                                $     13,200
                                                               ------------
BIOTECHNOLOGY AND DRUGS -- 10.5%
          200    Allergan, Inc.                                      19,362
          200    Amgen, Inc.*                                        12,788
          145    Forest Laboratories, Inc.*                          19,267
          280    MedImmune, Inc.*                                    13,353
                                                               ------------
                                                                     64,770
                                                               ------------
COMMUNICATION EQUIPMENT AND
 SERVICES -- 15.5%
          500    ADC Telecommunications, Inc.*                        9,063
          250    Alcatel SA, ADR                                     13,984
           90    Broadcom Corp.*                                      7,560
          150    Brocade Communications System, Inc.*                13,772
          235    Comverse Technology, Inc.*                          25,527
          280    Corning, Inc.                                       14,788
           90    Juniper Networks, Inc.*                             11,346
                                                               ------------
                                                                     96,040
                                                               ------------
COMPUTER NETWORKS -- 5.5%
          230    Network Appliance, Inc.*                            14,763
          660    Oracle Corp.*                                       19,181
                                                               ------------
                                                                     33,944
                                                               ------------
COMPUTER EQUIPMENT, SOFTWARE AND
 SERVICES -- 19.1%
          190    Adobe Systems, Inc.                                 11,056
          350    BEA Systems, Inc.*                                  23,559
          180    Check Point Software Technologies Ltd.*             24,041
          275    EMC Corp.*                                          18,287
          110    Mercury Interactive Corp.*                           9,927
          280    Siebel Systems, Inc.*                               18,935
          140    VERITAS Software Corp.*                             12,250
                                                               ------------
                                                                    118,055
                                                               ------------
FINANCIAL SERVICES -- 2.5%
          350    Amvescap PLC ADR                                    15,225
                                                               ------------
OIL AND GAS SERVICES -- 6.9%
          200    The Coastal Corp.                                   17,663
          450    Dynegy, Inc.                                        25,228
                                                               ------------
                                                                     42,891
                                                               ------------
RECREATIONAL VEHICLES -- 2.5%
          380    Harley Davidson, Inc.                               15,105
                                                               ------------
SEMICONDUCTORS AND RELATED -- 8.2%
          230    Analog Devices, Inc.*                               11,773
          200    PMC-Sierra, Inc.*                                   15,725
          300    Qlogic Corporation*                                 23,100
                                                               ------------
                                                                     50,598
                                                               ------------

---------------------------------------------------------------------------
                                                               MARKET VALUE
         SHARES                                                    (NOTE 1)
---------------------------------------------------------------------------

UTILITIES -- 10.2%
          520    Calpine Corp.*                                $     23,432
          200    Exelon Corp.                                        14,042
          590    Reliant Energy, Inc.                                25,554
                                                               ------------
                                                                     63,028
                                                               ------------
TOTAL COMMON STOCKS
 (COST $568,715)                                                    512,856
                                                               ------------
MONEY MARKETS -- 17.0%
      105,261    Fund for Government Investors
                   (Cost $105,261)                                  105,261
                                                               ------------
TOTAL INVESTMENTS -- 100.0%
 (COST $673,976)                                               $    618,117
Liabilities in Excess of Other Assets -- (0.03%)
                                                                       (187)
                                                               ------------
NET ASSETS -- 100.0%                                           $    617,930
                                                               ============
NET ASSETS CONSIST OF:
  Paid-in Capital applicable to:
    Class A Shares                                             $    281,278
    Class B Shares                                                  165,566
    Class C Shares                                                  251,056
  Accumulated Net Realized Loss on Investments
                                                                    (24,111)
  Net Unrealized Depreciation of Investments
                                                                    (55,859)
                                                               ------------
NET ASSETS                                                     $    617,930
                                                               ============
  CLASS A                                                      $    258,232
                                                               ============
  CLASS B                                                      $    137,655
                                                               ============
  CLASS C                                                      $    222,043
                                                               ============
NET ASSET VALUE PER SHARE:
  CLASS A SHARES
    (Based on 30,691 Shares Outstanding)
                                                                      $8.41
                                                               ============
  CLASS A OFFERING PRINCE PER SHARE
    (100/95.05 of $8.41)
                                                                      $8.85
                                                               ============
  CLASS B SHARES
    (Based on 16,385 Shares Outstanding)
                                                                      $8.40
                                                               ============
  CLASS C SHARES
    (Based on 26,454 Shares Outstanding)
                                                                      $8.39
                                                               ============

--------------------------

 *  NON-INCOME PRODUCING
ADR AMERICAN DEPOSITORY RECEIPTS

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR PERIOD ENDED DECEMBER 31, 2000

                                                                        ALL CAP    INTERNATIONAL   LARGE CAP
                                                           TOP 20       GROWTH        GROWTH        GROWTH
                                                          PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                         -----------   ---------   -------------   ---------
INVESTMENT INCOME
  Interest (Note 1)................................      $    93,770   $   5,216     $    110      $  1,636
  Dividends (Note 1)...............................            9,470          42          398           155
                                                         -----------   ---------     --------      --------
    Total Investment Income........................          103,240       5,258          508         1,791
                                                         -----------   ---------     --------      --------
EXPENSES
  Investment Advisory Fee (Note 2).................          337,413       4,603          516         1,290
  Distribution Plan Fee (Note 2)...................           78,192       2,913          152           772
  Transfer Agent and Custodian Fee (Note 3)........           97,016      18,911       16,583        16,480
  Registration Fees................................           49,664      41,118       40,918        41,068
  Insurance Expense................................           40,786          38            9             9
  Printing Expense.................................           24,916          37           19            23
  Trustees' Fees...................................           22,500       4,500        4,500         4,500
  Audit Fees.......................................            9,000          --           --            --
  Legal Expense....................................            4,167          --           --            --
  Other Expenses...................................            1,536         112           17            17
                                                         -----------   ---------     --------      --------
    Total Expenses.................................          665,190      72,232       62,714        64,159
    Less Expenses Reimbursed by Investment Adviser
      (Note 2).....................................         (165,232)    (63,565)     (61,918)      (61,774)
                                                         -----------   ---------     --------      --------
      Net Expenses.................................          499,958       8,667          796         2,385
                                                         -----------   ---------     --------      --------
NET INVESTMENT LOSS................................         (396,718)     (3,409)        (288)         (594)
                                                         -----------   ---------     --------      --------
Net Realized Gain (Loss) on Investments............        1,111,525    (123,717)      (8,992)      (24,111)
Change in Net Unrealized Appreciation/Depreciation
  of Investments...................................       (6,495,382)   (157,473)     (26,819)      (55,859)
                                                         -----------   ---------     --------      --------
NET LOSS ON INVESTMENTS............................       (5,383,857)   (281,190)     (35,811)      (79,970)
                                                         -----------   ---------     --------      --------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS..................................      $(5,780,575)  $(284,599)    $(36,099)     $(80,564)
                                                         ===========   =========     ========      ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         TOP 20             ALL CAP GROWTH
                                                                        PORTFOLIO             PORTFOLIO
                                                                -------------------------   --------------
                                                                   FOR THE YEARS ENDED      FOR THE PERIOD
                                                                      DECEMBER 31,              ENDED
                                                                -------------------------    DECEMBER 31,
                                                                   2000          1999           2000*
                                                                -----------   -----------   --------------
FROM INVESTMENT ACTIVITIES
    Net Investment Loss...................................      $  (396,718)  $  (199,501)    $   (3,409)
    Net Realized Gain (Loss) on Investment Transactions...        1,111,525     2,920,802       (123,717)
    Change in Net Unrealized Appreciation/Depreciation of
      Investments.........................................       (6,495,382)    6,163,825       (157,473)
                                                                -----------   -----------     ----------
    Net Increase (Decrease) in Net Assets Resulting from
      Operations..........................................       (5,780,575)    8,885,126       (284,599)
                                                                -----------   -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
    From Net Realized Gains:
      Class A Shares......................................       (3,353,721)   (1,150,707)            --
      Class B Shares......................................         (571,838)           --             --
      Class C Shares......................................         (335,584)           --             --
                                                                -----------   -----------     ----------
    Total Distributions to Shareholders...................       (4,261,143)   (1,150,707)            --
                                                                -----------   -----------     ----------
FROM SHARE TRANSACTIONS
    Net Proceeds from Sales of Shares:
      Class A Shares......................................       14,579,164    10,185,572      2,191,476
      Class B Shares......................................        6,331,865            --      1,035,510
      Class C Shares......................................        4,097,059            --      1,142,901
    Reinvestment of Distributions:
      Class A Shares......................................        3,286,794     1,126,789             --
      Class B Shares......................................          548,613            --             --
      Class C Shares......................................          317,244            --             --
    Net Proceeds from Sales of Shares:
      Class A Shares......................................       (5,455,462)   (2,815,288)       (11,180)
      Class B Shares......................................         (162,252)           --             --
      Class C Shares......................................         (245,817)           --         (1,020)
                                                                -----------   -----------     ----------
    Net Increase in Net Assets Resulting from Share
      Transactions........................................       23,297,208     8,497,073      4,357,687
                                                                -----------   -----------     ----------
    TOTAL INCREASE IN NET ASSETS..........................       13,255,490    16,231,492      4,073,088

NET ASSETS -- Beginning of Period.........................       23,433,251     7,201,759        100,000
                                                                -----------   -----------     ----------
NET ASSETS -- End of Period...............................      $36,688,741   $23,433,251     $4,173,088
                                                                ===========   ===========     ==========
SHARES
    Sold:
      Class A Shares......................................          612,324       661,011        257,230
      Class B Shares......................................          268,534            --        118,819
      Class C Shares......................................          171,145            --        126,682
    Issued in Reinvestment of Distributions:
      Class A Shares......................................          187,276        55,261             --
      Class B Shares......................................           31,566            --             --
      Class C Shares......................................           18,232            --             --
    Redeemed:
      Class A Shares......................................         (237,545)     (171,996)        (1,368)
      Class B Shares......................................           (9,470)           --             --
      Class C Shares......................................          (10,649)           --           (110)
                                                                -----------   -----------     ----------
    Net Increase in Shares................................        1,031,413       544,276        501,253
                                                                ===========   ===========     ==========

---------------------------------------------------------

 (*) FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 5, 2000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                  INTERNATIONAL      LARGE CAP
                                                                      GROWTH           GROWTH
                                                                    PORTFOLIO        PORTFOLIO
                                                                  --------------   --------------
                                                                  FOR THE PERIOD   FOR THE PERIOD
                                                                      ENDED            ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                      2000*            2000*
                                                                  --------------   --------------
FROM INVESTMENT ACTIVITIES
  Net Investment Loss.......................................        $     (288)      $     (594)
  Net Realized Loss on Investment Transactions..............            (8,992)         (24,111)
  Change in Net Unrealized Depreciation of Investments......           (26,819)         (55,859)
                                                                    ----------       ----------
    Net Decrease in Net Assets Resulting from Operations....           (36,099)         (80,564)
                                                                    ----------       ----------
FROM SHARE TRANSACTIONS
  Net Proceeds from Sales of Shares:
    Class A Shares..........................................            21,901          181,496
    Class B Shares..........................................            20,000          165,784
    Class C Shares..........................................                --          251,214
  Net Proceeds from Sales of Shares:
    Class A Shares..........................................                --               --
    Class B Shares..........................................                --               --
    Class C Shares..........................................                --               --
                                                                    ----------       ----------
  Net Increase in Net Assets Resulting from Share
    Transactions............................................            41,901          598,494
                                                                    ----------       ----------
    TOTAL INCREASE IN NET ASSETS............................             5,802          517,930

NET ASSETS -- Beginning of Period...........................           100,000          100,000
                                                                    ----------       ----------
NET ASSETS -- End of Period.................................        $  105,802       $  617,930
                                                                    ==========       ==========
SHARES
  Sold:
    Class A Shares..........................................             2,445           20,691
    Class B Shares..........................................             2,407           16,385
    Class C Shares..........................................                --           26,454
                                                                    ----------       ----------
  Net Increase in Shares....................................             4,852           63,530
                                                                    ==========       ==========

--------------------------------------------------------------------

 (*) FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 5, 2000

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     TOP 20 PORTFOLIO
                                                                                    CLASS B          CLASS C
                                                     CLASS A SHARES                  SHARES           SHARES
                                          ------------------------------------   --------------   --------------
                                            FOR THE YEARS                        FOR THE PERIOD   FOR THE PERIOD
                                                ENDED           FOR THE PERIOD       ENDED            ENDED
                                             DECEMBER 31,           ENDED         DECEMBER 31,      DECEMBER,
                                          ------------------     DECEMBER 31,        2000**          2000***
                                           2000       1999          1998*         (UNAUDITED)      (UNAUDITED)
                                          -------    -------    --------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period............................     $20.96     $12.55        $10.00           $27.85           $21.54
                                          -------    -------        ------           ------           ------
  Income from Investment Operations:
    Net Investment Loss...............      (0.20)     (0.18)        (0.01)           (0.13)           (0.11)
    Net Realized and Unrealized Gain
      (Loss) on Investments...........      (1.44)      9.68          2.56            (8.56)           (2.26)
                                          -------    -------        ------           ------           ------
      Total from Investment
        Operations....................      (1.64)      9.50          2.55            (8.69)           (2.37)
                                          -------    -------        ------           ------           ------
  Distributions to Shareholders
    From Net Realized Gains...........      (2.22)     (1.09)           --            (2.22)           (2.22)
                                          -------    -------        ------           ------           ------
  Net Increase (Decrease) in Net Asset
    Value.............................      (3.86)      8.41          2.55           (10.91)           (4.59)
                                          -------    -------        ------           ------           ------
  Net Asset Value -- End of Period....     $17.10     $20.96        $12.55           $16.94           $16.95
                                          =======    =======        ======           ======           ======

TOTAL INVESTMENT RETURN+..............      (8.05)%    75.91%        25.50%(A)       (31.41)%(A)      (11.27)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement
    (Note 2)..........................       1.40%      1.50%         1.50%(B)         2.25%(B)         2.25%(B)
  Expenses Before Reimbursement
    (Note 2)..........................       1.89%      2.34%         7.90%(B)         2.74%(B)         2.74%(B)
  Net Investment Loss After Reimburse-
    ment (Note 2).....................      (1.11)%    (1.34)%       (0.64)%(B)       (1.84)%(B)       (1.83)%(B)
  Net Investment Loss Before Reim-
    bursement (Note 2)................      (1.59)%    (2.19)%       (7.04)%(B)       (2.33)%(B)       (2.31)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate.............        118%       235%           82%             118%             118%
  Net Assets at End of Period
    (in thousands)....................    $28,737    $23,433        $7,202           $4,922           $3,030
  Number of Shares Outstanding at End
    of Period (in thousands)..........      1,680      1,118           574              290              179

-------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized
  * FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 30, 1998
 ** FROM COMMENCEMENT OF OPERATIONS MARCH 28, 2000
*** FROM COMMENCEMENT OF OPERATIONS APRIL 18, 2000
  + TOTAL RETURN REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED AND DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        ALL CAP GROWTH PORTFOLIO
                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                                           ---------------   ---------------   ---------------
                                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                                ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2000*            2000**            2000***
                                                           ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
    Net Asset Value -- Beginning of Period...........          $11.10            $10.51            $10.43
                                                               ------            ------            ------
    Income from Investment Operations:
      Net Investment Loss............................              --             (0.01)            (0.01)
      Net Realized and Unrealized Loss on
        Investments..................................           (2.92)            (2.36)            (2.26)
                                                               ------            ------            ------
        Total from Investment Operations.............           (2.92)            (2.37)            (2.27)
                                                               ------            ------            ------
    Net Decrease in Net Asset Value..................           (2.92)            (2.37)            (2.27)
                                                               ------            ------            ------
    Net Asset Value -- End of Period.................          $ 8.18            $ 8.14            $ 8.16
                                                               ======            ======            ======

TOTAL INVESTMENT RETURN+.............................          (26.31)%(A,C)     (22.55)%(A)       (21.76)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)..............            1.45%(B)          2.20%(B)          2.20%(B)
  Expenses Before Reimbursement (Note 2).............           14.71%(B)         15.46%(B)         15.46%(B)
  Net Investment Loss After Reimbursement
    (Note 2).........................................           (0.40)%(B)        (1.06)%(B)        (1.05)%(B)
  Net Investment Loss Before Reimbursement
    (Note 2).........................................          (13.66)%(B)       (14.32)%(B)       (14.31)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................              40%               40%               40%
  Net Assets at End of Period (in thousands).........          $2,174            $  967            $1,032
  Number of Shares Outstanding at End of Period (in
    thousands).......................................             266               119               126

----------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized
  (C) Total return calculated from offering date of September 5, 2000.
  * FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 5, 2000
 ** FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 24, 2000
*** FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 26, 2000
  + TOTAL RETURN REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED AND DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                     INTERNATIONAL GROWTH PORTFOLIO
                                                                  CLASS A SHARES       CLASS B SHARES
                                                                  ---------------      ---------------
                                                                  FOR THE PERIOD       FOR THE PERIOD
                                                                       ENDED                ENDED
                                                                   DECEMBER 31,         DECEMBER 31,
                                                                       2000*               2000**
                                                                  ---------------      ---------------
PER SHARE OPERATING PERFORMANCE:
    Net Asset Value -- Beginning of Period..................            $9.74                $8.31
                                                                      -------              -------
    Income from Investment Operations:
      Net Investment Loss...................................            (0.02)               (0.01)
      Net Realized and Unrealized Loss on Investments.......            (2.60)               (1.18)
                                                                      -------              -------
        Total from Investment Operations....................            (2.62)               (1.19)
                                                                      -------              -------
    Net Decrease in Net Asset Value.........................            (2.62)               (1.19)
                                                                      -------              -------
    Net Asset Value -- End of Period........................            $7.12                $7.12
                                                                      =======              =======

TOTAL INVESTMENT RETURN+....................................           (26.90)%(A,C)        (14.32)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2).....................             1.49%(B)             2.24%(B)
  Expenses Before Reimbursement (Note 2)....................           120.64%(B)           121.39%(B)
  Net Investment Loss After Reimbursement (Note 2)..........            (0.54)%(B)           (0.83)%(B)
  Net Investment Loss Before Reimbursement (Note 2).........          (119.69)%(B)         (119.99)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...................................               42%                  42%
  Net Assets at End of Period (in thousands)................              $89                  $17
  Number of Shares Outstanding at End of Period (in
    thousands)..............................................               13                    2

-----------------------------------------------------------------

 (A) Total returns for periods of less than one year are not annualized.
 (B) Annualized
 (C) Total return calculated from offering date of September 5, 2000.
 * FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 5, 2000
** FROM COMMENCEMENT OF OPERATIONS NOVEMBER 2, 2000
 + TOTAL RETURN REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED AND DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       LARGE CAP GROWTH PORTFOLIO
                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                                           ---------------   ---------------   ---------------
                                                           FOR THE PERIOD    FOR THE PERIOD    FOR THE PERIOD
                                                                ENDED             ENDED             ENDED
                                                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                                2000*            2000**            2000***
                                                           ---------------   ---------------   ---------------
PER SHARE OPERATING PERFORMANCE:
    Net Asset Value -- Beginning of Period...........          $11.22            $10.35            $10.81
                                                               ------            ------            ------
    Income from Investment Operations:
      Net Investment Loss............................           (0.01)            (0.01)            (0.01)
      Net Realized and Unrealized Loss on
        Investments..................................           (2.80)            (1.94)            (2.41)
                                                               ------            ------            ------
        Total from Investment Operations.............           (2.81)            (1.95)            (2.42)
                                                               ------            ------            ------
  Net Decrease in Net Asset Value....................           (2.81)            (1.95)            (2.42)
                                                               ------            ------            ------
  Net Asset Value -- End of Period...................           $8.41             $8.40             $8.39
                                                               ======            ======            ======

TOTAL INVESTMENT RETURN+.............................          (25.04)%(A,C)     (18.92)%(A)       (22.39)%(A)

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement (Note 2)..............            1.47%(B)          2.22%(B)          2.22%(B)
  Expenses Before Reimbursement (Note 2).............           48.33%(B)         49.08%(B)         49.08%(B)
  Net Investment Loss After Reimbursement
    (Note 2).........................................           (0.30)%(B)        (0.72)%(B)        (0.54)%(B)
  Net Investment Loss Before Reimbursement
    (Note 2).........................................          (47.16)%(B)       (47.58)%(B)       (47.40)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate............................              26%               26%               26%
  Net Assets at End of Period (in thousands).........            $258              $138              $222
  Number of Shares Outstanding at End of Period (in
    thousands).......................................              31                16                27

----------------------------------------------------

  (A) Total returns for periods of less than one year are not annualized.
  (B) Annualized
  (C) Total return calculated from offering date of September 5, 2000.
  * FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 5, 2000
 ** FROM COMMENCEMENT OF OPERATIONS OCTOBER 3, 2000
*** FROM COMMENCEMENT OF OPERATIONS SEPTEMBER 26, 2000
  + TOTAL RETURN REPRESENTS AGGREGATE TOTAL RETURN FOR THE PERIOD INDICATED AND DOES NOT REFLECT ANY APPLICABLE SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. Significant Accounting Policies

    The Navellier Millennium Funds (the "Fund"), formerly known as the American Tiger Funds, are registered under the Investment Company Act of 1940, as amended, (the "Act") as an open-end management investment company and are authorized to issue shares of beneficial interests. The Fund currently consists of four Portfolios: the Top 20 Portfolio, a non-diversified open-end management investment company, the All Cap Growth Portfolio, a diversified open-end management investment company, International Growth Portfolio, a non-diversified open-end management investment company, and the Large Cap Growth Portfolio, a non-diversified open-end management company. The Fund was established as a Delaware Business Trust organized on September 4, 1998. The Fund is authorized to issue an unlimited number of beneficial interest. The Fund consists of three classes of shares: Class A offered since September 30, 1998 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios, and Class B and Class C shares offered since March 2, 2000 for the Top 20 Portfolio and since September 5, 2000 for the All Cap Growth, International Growth and Large Cap Growth Portfolios. Class A are purchased at the public offering price which includes a maximum sales charge of up to 4.95% depending on the size of the purchase. Class B and C shares are offered at net asset value without an initial sales charge and may be subject to a contingent deferred sales charge. Income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees (Note 4). The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund follows:

      (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

      (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss on securities transactions are computed on an identified cost basis.

      (c) Dividends from net investment income are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

      (d) The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

    Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Under an agreement with the Adviser, the Fund pays a fee at the annual rate of 1.00% of the daily net assets of the Portfolio. An officer and trustee of the Fund is also an officer and director of the Adviser.

    Under an agreement between the Fund and the Adviser related to payment of operating expenses, the Adviser has reserved the right seek reimbursement for the past, present and future operating

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------

expenses of the Fund paid by the Adviser, at any time upon notice to the Fund. During the year ended December 31, 2000, the Adviser paid operating expenses of the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio and the Large Cap Growth Portfolio totaling $249,585, $64,716, $62,046 and $62,097, respectively. Under the Adviser reuested and the Top 20 Portfolio, the All Cap Growth Portfolio, the International Growth Portfolio and the the Large Cap Growth Portfolio reimbursed, $84,353, $1,151, $128 and $323, respectively, of such expenses.

    Navellier Securities, Inc. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The distributor, which is the principal underwriter of the Fund's shares, renders its service to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

    For the year ended December 31, 2000, the Fund was advised that the Distributor received $509,397, $73,207, $99 and $8,564 from sales loads earned on sales of the Top 20 Portfolio's, the All Cap Growth Portfolio's, the International Growth Portfolio's and the Large Cap Growth Portfolio's capital stock, respectively.

    The Fund pays each of its Trustees not affiliated with the Adviser $10,000 annually. For the year ended December 31, 2000, Trustees fees totaled $36,000.

3. Transfer Agent and Custodian

    Rushmore Trust and Savings, FSB ("Rushmore Trust"), provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets. Fees paid to Rushmore Trust are based upon a fee schedule approved by the Board of Trustees.

4. Distribution Plan

    The Fund has adopted a Distribution Plan (the "Plan") pursuant to
Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25%, 1.00% and 1.00% per annum of the average daily net assets of Class A, Class B and Class C, respectively, for expenses incurred in the promotion and distribution of shares of the portfolio. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

5. Securities Transactions

    For the year ended December 31, 2000, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                                                 LARGE
                                                                   ALL CAP     INTERNATIONAL      CAP
                                                      TOP 20        GROWTH        GROWTH        GROWTH
                                                     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -----------   ----------   -------------   ---------
Purchases.....................................      $55,695,576   $3,807,952     $179,274      $647,459
                                                    ===========   ==========     ========      ========
Sales.........................................      $37,410,619   $  340,718     $ 41,764      $ 54,633
                                                    ===========   ==========     ========      ========

                                                      NAVELLIER MILLENNIUM FUNDS
-----------------------------------------------------------------

6. Unrealized Appreciation and Depreciation of Investments

    Unrealized appreciation and depreciation as of December 31, 2000, based on the cost for Federal income tax purposes are as follows:

                                                                                                 LARGE
                                                                   ALL CAP     INTERNATIONAL      CAP
                                                      TOP 20        GROWTH        GROWTH        GROWTH
                                                     PORTFOLIO    PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                    -----------   ----------   -------------   ---------
Gross Unrealized Appreciation.................      $ 5,021,625   $  220,111     $  3,666      $ 24,669
Gross Unrealized Depreciation.................       (4,447,402)    (377,584)     (30,485)      (80,528)
                                                    -----------   ----------     --------      --------
Net Unrealized Appreciation (Depreciation)....      $   574,223   $ (157,473)    $(26,819)     $(55,859)
                                                    ===========   ==========     ========      ========
Cost of Investments for Federal Income Tax
  Purposes....................................      $36,442,144   $4,288,862     $132,670      $673,976
                                                    ===========   ==========     ========      ========

7. Federal Income Tax

    Permanent differences between tax and financial reporting of net investment income and net realized gain/loss are reclassified. As of December 31, 2000, net investment losses were reclassified to paid-in-capital as follows:

                                                                     ALL CAP    INTERNATIONAL   LARGE CAP
                                                         TOP 20      GROWTH        GROWTH        GROWTH
                                                        PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                        ---------   ---------   -------------   ---------
Reduction of paid-in capital......................      $(396,718)   $(3,409)       $(288)        $(594)

    Additionally, at December 31, 2000, the Top 20 Portfolio reclassified $64,380 of accumulated net realized gain on investments to paid-in capital.

    At December 31, 2000, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                                                LARGE
                                                                   ALL CAP    INTERNATIONAL      CAP
                                                                   GROWTH        GROWTH        GROWTH
EXPIRES DECEMBER 31,                                              PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------                                              ---------   -------------   ---------
2008........................................................       $15,019       $4,532        $1,955
                                                                   =======       ======        ======

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE NAVELLIER MILLENNIUM FUNDS
RENO, NEVADA

We have audited the accompanying statement of net assets of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio and Large Cap Growth Portfolio, each a series of shares of The Navellier Millennium Funds as of December 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for the periods indicated thereon. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Navellier Top 20 Portfolio, Navellier All Cap Growth Portfolio, Navellier International Growth Portfolio and Navellier Large Cap Growth Portfolio as of December 31, 2000, the results of their operations for the year then ended and the changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                          [SIGNATURE]

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 18, 2001

                               NAVELLIER OFFICES:

                          ONE EAST LIBERTY THIRD FLOOR
                               RENO, NEVADA 89501
                              800-887-8670 P.S.T.

                          CUSTODIAN & TRANSFER AGENT:

                        RUSHMORE TRUST AND SAVINGS, FSB
                              4922 FAIRMONT AVENUE
                               BETHESDA, MD 20814
                              800-622-1386 E.S.T.